Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 95,793	$ 92,181	$ 78,187
Costs	(62,204)	(59,391)	(49,112)
Gross profit	33,589	32,790	29,075
Net (loss) / gain from fair value adjustment of investment properties	30,742	(37,877)	19,160
General and administrative expenses	(10,869)	(10,643)	(9,497)
Selling expenses	(13,757)	(12,270)	(11,749)
Impairment of associates and joint ventures	(2,470)
Other operating results, net	1,104	273	2,109
Profit / (loss) from operations	38,339	(27,727)	29,098
Share of profit / (loss) of associates and joint ventures	8,517	(7,200)	(3,722)
Profit / (loss) before financial results and income tax	46,856	(34,927)	25,376
Finance income	1,368	1,745	1,309
Finance costs	(21,465)	(20,248)	(24,965)
Other financial results	(14,334)	4,196	(15,203)
Inflation adjustment	90	(528)	(882)
Financial results, net	(34,341)	(14,835)	(39,741)
Profit / (loss) before income tax	12,515	(49,762)	(14,365)
Income tax expense / benefit	(6,869)	4,251	11,135
Profit / (loss) for the year from continuing operations	5,646	(45,511)	(3,230)
Profit for the year from discontinued operations	18,085	7,140	36,441
Profit / (loss) for the year	23,731	(38,371)	33,211
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	8,209	(3,223)	3,334
Change in the fair value of hedging instruments net of income taxes	(102)	19	(37)
Other reserves	402		212
Items that may not be reclassified subsequently to profit or loss, net of income tax:
Actuarial loss from defined contribution plans	(137)	(66)	(60)
Other comprehensive income / (loss) for the year from continuing operations	8,372	(3,270)	3,449
Other comprehensive (loss) / income for the period from discontinued operations	(5,810)	1,245	10,056
Total other comprehensive income / (loss) for the year	14,182	(2,025)	13,505
Total comprehensive income / (loss) for the year	37,913	(40,396)	46,716
Total comprehensive income / (loss) from continuing operations	14,018	(48,781)	220
Total comprehensive income from discontinued operations	23,895	8,385	46,496
Total comprehensive income / (loss) for the year	37,913	(40,396)	46,716
Profit / (loss) for the year attributable to:
Equity holders of the parent	14,249	(36,610)	21,047
Non-controlling interest	9,482	(1,761)	12,164
Profit / (loss) from continuing operations attributable to:
Equity holders of the parent	4,142	(39,076)	(3,423)
Non-controlling interest	1,504	(6,435)	193
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	13,264	(37,548)	17,685
Non-controlling interest	24,649	(2,848)	29,031
Total comprehensive income / (loss) from continuing operations attributable to:
Equity holders of the parent	7,497	(40,374)	(10,542)
Non-controlling interest	$ 6,521	$ (8,407)	$ 10,762
Profit / (loss) per share attributable to equity holders of the parent:
Basic	$ 24.76	$ (63.68)	$ 36.58
Diluted	24.62	(63.68)	36.37
Profit / (loss) per share from continuing operations attributable to equity holders of the parent:
Basic	7.20	(67.97)	(5.95)
Diluted	$ 7.16	$ (67.97)	$ (5.95)